K&L Gates LLP

70 West Madison Street

Suite 3100

Chicago, IL 60602-4207

November 2, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Short Duration Credit Opportunities Fund

Ladies and Gentlemen:

On behalf of the Nuveen Short Duration Credit Opportunities Fund (the “Fund”), we are transmitting for electronic filing Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (333-206449, 811-22518) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 with any question or comments concerning these materials.

Very truly yours,

/s/ David P. Glatz
David P. Glatz

Copies to:

E. Fess (w/encl.)

K. McCarthy (w/encl.)

R. Gross (w/encl.)